Financing Minimum Principle Payments (Detail) - USD ($)		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Principle due prior to 2019			$ 0
Principle due in 2019			800,000,000
Principle due in 2020			0
Principle due in 2021			750,000,000
Principle due thereafter			1,450,000,000
Long-term debt	[1]		3,000,000,000
Debt discounts, premiums and issuance costs		$ 19,300,000	20,100,000
Long-term Debt		3,262,700,000	3,358,000,000	$ 0
Commercial Paper [Member]
Debt Instrument [Line Items]
Long-term Debt			374,800,000
Term Loan [Member]
Debt Instrument [Line Items]
Principle due in 2019			500,000,000
Principle due in 2020			0
Principle due in 2021			0
Principle due thereafter			0
Long-term debt	[1]		500,000,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Principle due in 2019			300,000,000
Principle due in 2020			0
Principle due in 2021			750,000,000
Principle due thereafter			1,450,000,000
Long-term debt	[1]		2,500,000,000
Other Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 3,200,000	$ 3,300,000

[1]	Not included in the table above are net discounts, premiums and issuance costs associated with the Notes, which totaled $20.1 million as of December 31, 2016, and have been recorded as an offset to the carrying amount of the related debt in the accompanying Consolidated and Combined Balance Sheet as of December 31, 2016. In addition, the table above does not include principal balances of $374.8 million under the Commercial Paper Programs and other financing balances of $3.3 million.